New Accounting Pronouncements - IFRS 9 Financial Instruments, Transition impact (Details) $ in Millions	Jan. 01, 2019 CLP ($)
New Accounting Pronouncements
Right-of-use-asset	$ 144,529
Lease liability	$ 144,529